OTHER LIABILITIES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER LIABILITIES AND ACCRUED EXPENSES [Abstract]
OTHER LIABILITIES AND ACCRUED EXPENSES
NOTE 6 -         OTHER LIABILITIES AND ACCRUED EXPENSES

	December 31,
	2 0 1 3	2 0 1 2

Employees and related liabilities	$2,606	$2,550
Accrued expenses	2,710	2,276
Taxes to government institutions	725	1,078
Deferred tax liability	256	1,150
	$6,297	$7,054